SUBSEQUENT EVENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SCHEDULE OF FUTURE AMORTIZATION EXPENSES
Remainder of 2026	$15,414
2027	20,552
2028	20,552
2029	20,552
2030	20,552
Thereafter	193,538
Total	$291,160
Future amortization expense is as follows:
Year ended December 31,	Amount
2026	$20,552
2027	20,552
2028	20,552
2029	20,552
Thereafter	214,088
Total	$296,298